S000075811 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
iShares Blockchain and Tech ETF | iShares Blockchain and Tech ETF
Prospectus [Line Items]
Annual Return [Percent]	18.06%	201.77%